Quarterly Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Selected Quarterly Financial Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	First quarter		Second quarter		Third quarter		Fourth quarter
(In millions)	2014	2013	2014	2013	2014	2013	2014	2013

Total revenues	$9,885	$9,812	$9,582	$10,042	$9,754	$9,918	$10,535	$10,380
Earnings (loss) from continuing
operations before
income taxes	2,005	1,224	1,464	1,749	1,474	1,747	1,919	1,345
Benefit (provision) for income
taxes	(301)	26	123	(243)	(103)	(297)	(81)	1,035
Earnings from continuing
operations	1,704	1,250	1,587	1,506	1,371	1,450	1,838	2,380
Earnings (loss) from discontinued
operations, net of taxes	252	579	251	312	233	372	160	(1,592)
Net earnings (loss)	1,956	1,829	1,838	1,818	1,604	1,822	1,998	788
Less net earnings (loss)
attributable to noncontrolling
interests	11	11	10	17	55	10	86	15
Net earnings (loss) attributable
to GECC	$1,945	$1,818	$1,828	$1,801	$1,549	$1,812	$1,912	$773